INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2026
SCHEDULE OF PROVISION FOR INCOME TAXES	The provision for income taxes consisted of the following:
	Six Months ended June 30,
	2026	2025
	$’000	$’000

Current tax	-	61
Prior year tax	-	25

Income tax expense	-	86

SCHEDULE OF DEFERRED INCOME TAX LIABILITY

The following table sets forth the significant components of the deferred tax assets and liabilities of the Company as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Deferred tax liabilities:
Accelerated tax depreciation	78	112

SINGAPORE
SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Net income before income taxes	274	690
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	46	117
Tax effect of non-taxable income	(46)	44
Tax holiday	-	(100)
Others	-	25

Income tax expense	-	86

MALAYSIA
SCHEDULE OF EFFECTIVE INCOME TAX RATE

	Six Months ended June 30,
	2026	2025
	$’000	$’000

Net loss before income taxes	(80)	(90)
Statutory income tax rate	24%	24%
Income tax expense at statutory rate	(19)	(22)
Tax holiday	19	22

Income tax expense	-	-